Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Long-Term Investments [Abstract]
Equity investments accounted for using the equity method	$ 11,366	$ 8,873